RELATED PARTY TRANSACTIONS, Founder Shares (Details)		1 Months Ended		11 Months Ended
	May 20, 2020 shares	Apr. 30, 2020 shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 26, 2020 shares
Founder Shares [Abstract]
Proceeds from issuance of stock | $				$ 25,000
Class A Common Stock
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)				15,774,717	3,861,173	3,043,642
Stock conversion basis at time of business combination				1
Class B Common Stock
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)				10,350,000	10,350,000	10,350,000
Founder Shares [Member] | Class A Common Stock
Founder Shares [Abstract]
Stock conversion basis at time of business combination				1
Stock price trigger to transfer, assign or sell any shares of the company, after completion of business combination (in dollars per share) | $ / shares				$ 12.00
Number of trading days				20 days
Trading day threshold period				30 days
Threshold period after initial business combination				150 days
Founder Shares [Member] | Class B Common Stock
Founder Shares [Abstract]
Shares issued (in shares)	10,350,000
Number of shares transferred		75,000
Number of shares with respect to which stock dividend is effected	1,725,000
Common stock, shares outstanding (in shares)	10,350,000
Number of shares subject to forfeiture (in shares)	1,350,000
Ownership interest, as converted percentage	20.00%
Number of shares no longer subject to forfeiture (in shares)							1,350,000
Threshold period not to to transfer, assign or sell any shares of the company, after completion of business combination				1 year
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock
Founder Shares [Abstract]
Shares issued (in shares)			8,625,000
Proceeds from issuance of stock | $			$ 25,000
Founder Shares [Member] | Directors [Member] | Class B Common Stock
Founder Shares [Abstract]
Number of shares transferred		25,000